The
                                  Bear Stearns
                                  Funds






                                  Prime Money
                                  Market Portfolio










                               Semi-Annual Report
                               September 30, 2001



                                                               B E A R
                                                               S T E A R N S

                     T H E   B E A R   S T E A R N S   F U N D S


                          PRIME MONEY MARKET PORTFOLIO
                             LETTER TO SHAREHOLDERS


                                                                October 31, 2001
Dear Shareholders:

We are pleased to present you with the semi-annual report for the Prime Money Market Portfolio (the "Portfolio") for the six months ended September 30, 2001. As of September 30, 2001 the Portfolio's 7-day average yield was 3.12% and the 7-day effective yield was 3.08%. (1) The Portfolio is now in its fifth year of operation and had total net assets of more than $2.25 billion as of September 30, 2001.

The economy continued to grow at a less than desired rate in the second quarter of 2001. After growing at a sluggish rate of 1.3% annualized in the first quarter of 2001, second quarter GDP grew at an anemic annualized rate of 0.3%. The Federal Reserve Board's Open Market Committee ("FOMC") continued to ease aggressively over this period and reduced the targeted Fed Funds rate from 5.00% at the end of March to 3.75% at the end of June. Although the unemployment rate continued to edge up over this period and manufacturing remained weak, the Fed, convinced that the economy was close to reaching bottom, voted on a 25 basis point cut at its June 27, 2001 meeting -- the first cut of less than 50 basis points since it started cutting the targeted Fed Funds in early January of this year.

The economy continued to stumble in the beginning of the third quarter and the FOMC voted to reduce the targeted Fed Funds rate by an additional 25 basis points at its August 21, 2001 meeting to a level of 3.50%. There were signs, however, in early September that the economy was close to bottoming out and that a recession could be averted. Many economists believed the Fed was nearing the end of its cycle of lowering the targeted Fed Funds rate.

September 11th changed everything. Financial markets were very fragile in the aftermath of the attack, and when trading in the fixed income markets resumed on September 13, 2001 the Fed added reserves to the system to insure sufficient liquidity was available. This action was followed by an inter-meeting rate cut of 50 basis points in the targeted Fed Funds rate, to 3.00%, on September 17, 2001. These actions helped calm financial markets and avert a panic situation. At its regularly scheduled meeting of October 2, 2001 the FOMC cut the targeted funds rate an additional 50 basis points to 2.50%.

There is no doubt the actions of September 11th had a very negative impact on third quarter growth. Preliminary third quarter growth was -0.4% annualized - the first quarter of negative growth since the first quarter of 1993. Most economists believe fourth quarter GDP will also be negative, and thus the economy will officially be in recession.

Whether this recession will be short with positive growth returning by the second quarter of 2002 or be more prolonged is currently under debate. During these difficult times, if the economy is to avert a prolonged downturn, consumer confidence and business confidence must be restored.

Our current strategy in managing the Portfolio is threefold. First, we will maintain an average maturity weighted nearer to the long end of the range allowed by our rating agencies in expectation of further cuts in the targeted Fed Funds rate. Second, as corporate earnings remain under pressure, we will maintain a bias toward high quality securities. Third, we will be alert to indications that previous rate cuts by the FOMC coupled with the anticipated passage of various stimulus packages by congress will begin to provide the environment for solid economic growth.

We appreciate your continued support. Please feel free to call us at 1-800-766-4111 with any questions or concerns you may have.


Sincerely,

/S/ DONI L. FORDYCE
-------------------
Doni L. Fordyce
President and Trustee
The Bear Stearns Funds

----------

(1) The net yield represents past performance, which is not a guarantee of future results. Yields are net of management fees and expenses.

Bear Stearns Asset Management Inc. has waived a portion of its advisory fee and agreed to reimburse a portion of the Portfolio's operating expenses, as necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns and net yields shown include fee waivers and expense reimbursements, if any; total returns and net yields would have been lower had there been no assumption of fees and expenses in excess of expense limitations.



               T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                  (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                           INTEREST/
AMOUNT                                                               DISCOUNT       MATURITY
(000'S)                                                               RATE(S)        DATES                   VALUE
-----------------------------------------------------------------------------------------------------------------------

          CERTIFICATES OF DEPOSITS-- 27.74%
          BANKS - DOMESTIC - 2.75%
$ 20,000  Chase Manhattan Bank, N.A., (The) [A-1+, P-1] ...........     3.420%       11/02/01              $ 20,000,000
  12,000  Citibank N.A. [A-1+, P-1] ...............................     3.440        11/21/01                12,000,593
  30,000  State Street Bank & Trust Company [A-1+, P-1] ...........     3.540        10/04/01                30,000,000
                                                                                                           ------------
                                                                                                             62,000,593
                                                                                                           ------------

          BANKS - EURO - AUSTRALIA - 0.31%
   7,000  Australia & New Zealand Banking Group [A-1+, P-1] .......     4.220        04/25/02                 7,000,385

          BANKS - EURO - GERMANY - 3.64%
  18,000  Bayerische Landesbank Girozentrale [A-1+, P-1] .... .....     4.200        05/15/02                17,997,779
  20,000  Deutsche Bank AG [A-1+, P-1] ...................... .....  3.610 - 4.060   10/12/01 - 07/12/02     20,015,462
  24,000  Landesbank Hessen-Thuringen Girozentrale
                   [A-1+, P-1] ....................................  4.160 - 4.400   04/22/02 - 05/31/02     24,013,825
  20,000  Norddeutsche Landesbank Girozentrale [A-1+, P-1] .. .....  3.610 - 4.110   01/17/02 - 05/20/02     20,002,739
                                                                                                           ------------
                                                                                                             82,029,805
                                                                                                           ------------

          BANKS - EURO - NETHERLANDS - 1.82%
  16,000  ING Bank N.V. [A-1+, P-1] ...............................     3.900        11/14/01                16,008,527
  25,000  Rabobank Nederland N.V. [A-1+, P-1] .....................     3.540        10/02/01                25,000,007
                                                                                                           ------------
                                                                                                             41,008,534
                                                                                                           ------------
          BANKS - EURO - SWEDEN - 1.02%
  23,000  Svenska Handelsbanken AB [A-1, P-1] .....................     4.020        06/17/02                23,019,123
                                                                                                           ------------

          BANKS - EURO - UNITED KINGDOM - 5.68%
  53,000  Abbey National Treasury Services plc [A-1+, P-1] ........  3.400 - 3.610   10/25/01 - 11/26/01     53,000,442
  29,000  Barclays Bank plc [A-1+, P-1] ...........................  4.050 - 4.270   04/29/02 - 07/08/02     28,995,776
  29,000  Lloyds TSB Bank plc [A-1+, P-1] .........................  3.555 - 4.080   10/29/01 - 05/20/02     28,994,780
  17,000  Royal Bank of Scotland plc [A-1+, P-1] ..................     2.650        12/14/01                17,001,737
                                                                                                           ------------
                                                                                                            127,992,735
                                                                                                           ------------

          BANKS - YANKEE - AUSTRALIA - 0.56%
  12,500  Westpac Banking Corporation [A-1+, P-1] ................      3.380        09/11/02                12,588,484
                                                                                                           ------------

          BANKS - YANKEE - CANADA - 2.75%
  21,000  Canadian Imperial Bank of Commerce [A-1+, P-1] .........   3.860 - 4.270   04/23/02 - 07/23/02     21,021,665
  16,000  National Bank of Canada [A-1, P-1] .....................      4.090        05/20/02                16,045,273
  25,000  Toronto-Dominion Bank [A-1+, P-1] ......................      3.410        11/05/01                25,000,000
                                                                                                           ------------
                                                                                                             62,066,938
                                                                                                           ------------

          BANKS - YANKEE - FRANCE - 2.71%
  35,000  BNP Paribas [A-1+, P-1]                                       2.850        11/20/01                35,001,451
  26,000  Credit Agricole Indosuez [A-1+, P-1]                       3.600 - 3.730   07/31/02 - 08/16/02     26,009,558
                                                                                                           ------------
                                                                                                             61,011,009
                                                                                                           ------------


The accompanying notes are an integral part of the financial statements.




                                      -3-

                     T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                  (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                           INTEREST/
AMOUNT                                                               DISCOUNT       MATURITY
(000'S)                                                               RATE(S)        DATES                   VALUE
-----------------------------------------------------------------------------------------------------------------------


        CERTIFICATES OF DEPOSITS (continued)
          BANKS - YANKEE - GERMANY - 4.38%
$ 13,000  Bayerische Hypo-und Vereinsbank AG [A-1, P-1] ..........      3.650%       10/05/01              $ 13,000,000
  35,000  Bayerische Landesbank Girozentrale [A-1+, P-1] ..........     2.850        11/20/01                35,001,451
   3,700  Deutsche Bank AG [A-1+, P-1] ............................     3.670        10/12/01                 3,700,022
  15,000  Norddeutsche Landesbank Girozentrale [A-1+, P-1] .......      3.810        07/30/02                15,012,879
  32,000  Westdeutsche Landesbank Girozentrale [A-1+, P-1] .......      3.460        02/15/02                32,006,296
                                                                                                           ------------
                                                                                                             98,720,648
                                                                                                           ------------

          BANKS - YANKEE - SWEDEN - 0.96%
  21,500  Svenska Handelsbanken AB [A-1, P-1] ....................   3.640 - 4.255   06/03/02 - 08/13/02     21,512,503
                                                                                                           ------------

          BANKS - YANKEE - SWITZERLAND - 0.29%
   6,500   UBS AG [A-1+, P-1] ....................................      3.855        06/21/02                 6,500,115
                                                                                                           ------------

          BANKS - YANKEE - UNITED KINGDOM - 0.87%
   5,000  Lloyds Bank N.Y. [A-1+, P-1] ...........................      3.750        12/17/01                 5,012,475
  14,500  National Westminster Bank [A-1+, P-1] ...................     4.240        05/23/02                14,532,029
                                                                                                           ------------
                                                                                                             19,544,504
                                                                                                           ------------

          Total Certificates of Deposits
              (cost - $624,995,376) ..............................                                          624,995,376
                                                                                                           ------------

          COMMERCIAL PAPER-- 33.80%
          CHEMICALS - DIVERSIFIED - 1.77%
  40,000  E.I. DuPont de Nemours & Company [A-1+, P-1] ............     3.000        10/09/01                39,973,333
                                                                                                           ------------

          COMMERCIAL FINANCE - 3.23%
  40,000  General Electric Capital Corp. [A-1+, P-1] .............      2.780        01/15/02                39,672,578
  33,000  UBS Finance (DE) LLC [A-1+, P-1] ........................     3.450        10/01/01                33,000,000
                                                                                                           ------------
                                                                                                             72,672,578
                                                                                                           ------------

          CORPORATE LOAN CONDUIT - 5.80%
  10,000  Centric Capital Corp. [A-1, P-1] .......................      2.850        10/19/01                 9,985,750
  18,000  Govco Inc. [A-1+, P-1] .................................      3.440        11/07/01                17,936,360
  33,860  Greenwich Funding Corp. [A-1+, P-1] .....................  2.650 - 3.450   10/01/01 - 10/15/01     33,847,093
  28,000  Greyhawk Funding, LLC [A-1+, P-1] ......................   2.450 - 3.500   10/12/01 - 10/19/01     27,968,811
  41,000  Sweetwater Capital Corp. [A-1+, P-1] ....................  2.990 - 3.630   10/01/01 - 10/24/01     40,951,887
                                                                                                           ------------
                                                                                                            130,689,901
                                                                                                           ------------

          COSMETICS & TOILETRIES - 1.87%
  22,100  Gillette Co. [A-1+, P-1]                                      3.400        10/01/01                22,100,000
  20,000  Procter & Gamble Company [A-1+, P-1]                          2.460        10/26/01                19,965,833
                                                                                                           ------------
                                                                                                             42,065,833
                                                                                                           ------------


The accompanying notes are an integral part of the financial statements.

                                      -4-

                     T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                  (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                           INTEREST/
AMOUNT                                                               DISCOUNT       MATURITY
(000'S)                                                               RATE(S)        DATES                   VALUE
-----------------------------------------------------------------------------------------------------------------------


          COMMERCIAL PAPER (continued)
          DIVERSIFIED RECEIVABLES CONDUIT - 9.32%
$ 30,288  Alpine Securitization Corp. [A-1+, P-1] .................  3.100 - 3.450%  10/15/01              $ 30,249,406
  40,000  Barton Capital Corp. [A-1+, P-1] ........................  3.300 - 3.530   10/03/01 - 10/04/01     39,990,450
  28,000  Enterprise Funding Corp. [A-1+, P-1] ....................  3.450 - 3.550   10/10/01 - 10/12/01     27,971,850
  35,000  Sheffield Receivables Corp. [A-1+, P-1] .................  2.570 - 3.350   10/30/01 - 11/14/01     34,904,311
  47,871  Triple-A Funding Corp. [A-1, P-1] .......................  3.350 - 3.540   10/02/01 - 10/12/01     47,851,245
  29,000  Windmill Funding Corp. [A-1+, P-1] ......................  3.490 - 3.600   10/11/01 - 10/16/01     28,967,111
                                                                                                           ------------
                                                                                                            209,934,373
                                                                                                           ------------

          INSURANCE - 1.53%
  34,711  General Reinsurance Corp. [A-1+, P-1] ...................  2.830 - 3.470   11/09/01 - 12/17/01     34,523,169
                                                                                                           ------------

          INVESTMENT STRUCTURE - 1.12%
  25,500  Sigma Finance Inc. [A-1+, P-1] .........................   2.530 - 3.550   11/02/01 - 01/17/02     25,343,664
                                                                                                           ------------

          MEDICAL - DRUGS - 2.99%
  40,000  Merck & Co., Inc. [A-1+, P-1] ..........................      3.000        10/09/01                39,973,333
  27,555  Pfizer, Inc. [A-1+, P-1] ...............................      3.000        10/19/01                27,513,668
                                                                                                           ------------
                                                                                                             67,487,001
                                                                                                           ------------

          METAL - ALUMINUM - 0.44%
   9,840  ALCOA Inc. [A-1, P-1] ..................................      3.460        10/12/01                 9,829,597
                                                                                                           ------------

          RETAIL - DEPARTMENT STORES - 1.18%
  26,610  Wal-Mart Stores, Inc. [A-1+, P-1] ......................   3.000 - 3.120   10/05/01 - 10/10/01     26,594,076
                                                                                                           ------------

          SECURITIES DEALERS - 1.91%
  23,000  Goldman Sachs & Co. [A-1+, P-1] ........................   3.410 - 3.780   10/12/01 - 10/18/01     22,967,973
  20,000  Morgan Stanley Dean Witter & Co. [A-1+, P-1] ............     3.250        10/05/01                19,992,778
                                                                                                           ------------
                                                                                                             42,960,751
                                                                                                           ------------

          TELECOMMUNICATIONS - 2.64%
  59,550  Cingular Wireless LLC [A-1, P-1] .......................   2.950 - 3.450   10/11/01 - 11/02/01     59,455,238
                                                                                                           ------------

          Total Commercial Paper
                  (cost - $761,529,514)                                                                    761,529,514
                                                                                                           ------------

          CORPORATE OBLIGATIONS-- 6.40%
          BANKS - DOMESTIC - 2.27%
  12,000  American Express Centurion Bank* [A-1, P-1]                   3.471        10/15/01                12,000,000
   6,000  Bank of America N.A. [A-1+, P-1]                              4.070        11/07/01                 6,001,545
  26,500  Bank One, N.A.* [A-1, P-1]                                 3.020 - 3.629   10/01/01 - 11/23/01     26,517,581
   6,600  Wachovia Bank N.A.* [A-1, P-1]                                3.446        10/18/01                 6,599,924
                                                                                                           ------------
                                                                                                             51,119,050
                                                                                                           ------------
          BANKS - EURO - AUSTRALIA - 0.35%
   8,000  Australia & New Zealand Banking Group* [A-1+, P-1]            3.705        10/29/01                 8,001,476
                                                                                                           ------------


The accompanying notes are an integral part of the financial statements.

                                      -5-

                     T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               SEPTEMBER 30, 2001
                                  (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                           INTEREST/
AMOUNT                                                               DISCOUNT       MATURITY
(000'S)                                                               RATE(S)        DATES                   VALUE
-----------------------------------------------------------------------------------------------------------------------


          CORPORATE OBLIGATIONS (continued)
          BANKS - YANKEE - CANADA - 0.89%
$ 20,000  Canadian Imperial Bank of Commerce* [A-1+, P-1] ........      3.030%       10/01/01              $ 20,000,000
                                                                                                           ------------

          INVESTMENT STRUCTURE - 0.80%
  18,000  Sigma Finance Inc.* [A-1+, P-1] .........................  3.100 - 3.205   10/01/01                17,999,554
                                                                                                           ------------

          SECURITIES DEALERS - 2.09%
  27,000  Goldman Sachs Group L.P., (The)* [A-1+, P-1] ...........   2.825 - 3.100   10/22/01 - 11/21/01     27,026,846
   7,500  Merrill Lynch & Co., Inc. [A-1+, P-1] ..................      4.350        06/03/02                 7,500,000
  12,500  Morgan Stanley Dean Witter & Co.* [A-1+, P-1] ..........      3.200        10/01/01                12,500,000
                                                                                                           ------------
                                                                                                             47,026,846
                                                                                                           ------------

          Total Corporate Obligations
                  (cost - $144,146,926)                                                                     144,146,926
                                                                                                           ------------

  SHARES
  ------
          INVESTMENT COMPANY-- 0.02%
 466,432  AIM Prime Short-Term Investment Company-Prime
             Portfolio (1) [AAAm, Aaa] (cost - $466,432) .........      3.010           --                      466,432
                                                                                                           ------------

PRINCIPAL
 AMOUNT
 (000's)
---------

          TIME DEPOSITS-- 9.97%
$ 50,000  Bayerische Landesbank Girozentrale [A-1+, P-1] ..........     3.250        10/01/01                50,000,000
  75,000  Commerzbank AG [A-1, P-1] ..............................      3.250        10/01/01                75,000,000
  99,549  Societe Generale [A-1+, P-1] ............................     3.250        10/01/01                99,549,000
                                                                                                           ------------
          Total Time Deposits
                  (cost - $224,549,000) ...........................                                         224,549,000
                                                                                                           ------------

          REPURCHASE AGREEMENTS**-- 22.09%
 215,000  ABN-AMRO Inc. ...........................................     3.380        10/01/01               215,000,000
 171,509  Barclays Capital Inc. ..................................      3.375        10/01/01               171,509,000
 111,323  Lehman Brothers Inc. ....................................     3.100        10/01/01               111,323,000
                                                                                                           ------------
          Total Repurchase Agreements
                  (cost - $497,832,000) ..........................                                          497,832,000
                                                                                                           ------------

          Total Investments - 100.02%
                  (cost - $2,253,519,248)*** .....................                                        2,253,519,248

          Liabilities in excess of other assets - (0.02)% ........                                             (371,164)
                                                                                                         --------------

          Net Assets-- 100.00% ...................................                                       $2,253,148,084
                                                                                                         ==============


------------
  * Variable Rate Obligations - The rate shown is the rate as of September 30, 2001 and the maturity date as shown is the date the interest rate resets.
 ** See notes to financial statements for description of underlying collateral. *** The cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
(1) Money market fund; interest rate reflects SEC seven-day yield at September 30, 2001.

The accompanying notes are an integral part of the financial statements.




                    T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001
                                  (unaudited)

ASSETS
  Investments, at amortized cost which approximates market value
        (identified and tax cost - $2,253,519,248) ...........     $ 2,253,519,248
  Cash .........................................................             1,059
  Interest receivable ..........................................         5,908,993
  Prepaid assets ...............................................            63,320
                                                                   ---------------
  Total assets .................................................     2,259,492,620
                                                                   ---------------

LIABILITIES
  Dividends payable ............................................         5,832,674
  Advisory fee payable .........................................           252,593
  Administration fee payable ...................................            50,103
  Custodian fee payable ........................................            25,400
  Accrued expenses .............................................           183,766
                                                                   ---------------
  Total liabilities ............................................         6,344,536
                                                                   ---------------

NET ASSETS
  Capital stock, $0.001 par value
     (unlimited shares of beneficial interest authorized) ......         2,253,184
  Paid-in capital ..............................................     2,250,930,646
  Accumulated net realized loss from investments ...............           (35,746)
                                                                   ---------------
  Net assets ...................................................   $ 2,253,148,084
                                                                   ---------------

CLASS Y
  Net assets ...................................................   $ 2,253,148,084
                                                                   ---------------
  Shares of beneficial interest outstanding ....................     2,253,183,830
                                                                   ---------------
  Net asset value, offering and redemption price per share .....   $          1.00
                                                                   ---------------


The accompanying notes are an integral part of the financial statements.



                   T H E   B E A R   S T E A R N S   F U N D S
                          Prime Money Market Portfolio
                            Statement of Operations
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001
                                  (unaudited)

INVESTMENT INCOME
  Interest ...................................................     $ 38,550,268
                                                                   ------------

EXPENSES
  Advisory fees ..............................................        1,836,215
  Administration fees ........................................          459,054
  Accounting fees ............................................          209,304
  Custodian fees and expenses ................................          115,352
  Federal and state registration fees ........................           88,248
  Legal and auditing fees ....................................           40,665
  Transfer agent fees and expenses ...........................           17,045
  Reports and notices to shareholders ........................            7,521
  Amortization of organization expenses ......................            6,562
  Insurance expenses .........................................            4,233
  Trustees' fees and expenses ................................            3,986
  Other ......................................................           12,728
                                                                   ------------
                Total expenses before waivers ................        2,800,913
                Less: waivers ................................         (964,698)
                                                                   ------------
                Total expenses after waivers .................        1,836,215
                                                                   ------------
  Net investment income ......................................       36,714,053
                                                                   ------------
  NET REALIZED GAIN ON INVESTMENTS ...........................              117
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     $ 36,714,170
                                                                   ============



The accompanying notes are an integral part of the financial statements.


                 T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE
                                                             SIX MONTHS
                                                                ENDED            FOR THE
                                                            SEPTEMBER 30,         FISCAL
                                                                 2001          YEAR ENDED
                                                             (UNAUDITED)      MARCH 31, 2001
                                                             -----------      --------------

INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income ..............................   $    36,714,053    $    74,650,988
  Net realized gain/(loss) on investments ............               117                (41)
                                                         ---------------    ---------------
  Net increase in net assets resulting from operations        36,714,170         74,650,947
                                                         ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income ..............................       (36,714,053)       (74,650,988)
                                                         ---------------    ---------------

SHARES OF BENEFICIAL INTEREST*
  Net proceeds from the sale of shares ...............     4,329,760,533      8,234,056,726
  Cost of shares repurchased .........................    (4,075,476,814)    (7,244,952,498)
  Shares issued in reinvestment of dividends .........        35,218,211         60,634,872
                                                         ---------------    ---------------

  Net increase in net assets derived from shares
        of beneficial interest transactions ..........       289,501,930      1,049,739,100
                                                         ---------------    ---------------


  Total increase in net assets .......................       289,502,047      1,049,739,059

NET ASSETS
  Beginning of period ................................     1,963,646,037        913,906,978
                                                         ---------------    ---------------


  End of period ......................................   $ 2,253,148,084    $ 1,963,646,037
                                                         ===============    ===============

-----------
* Share transactions at net asset value of $1.00 per share.



The accompanying notes are an integral part of the financial statements.

                  T H E   B E A R   S T E A R N S   F U N D S
                          PRIME MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                        FOR THE                                                       FOR THE
                                                      SIX MONTHS                                                      PERIOD
                                                        ENDED                                                      JULY 14, 1997*
                                                     SEPTEMBER 30,                                                    THROUGH
                                                         2001             FOR THE FISCAL YEARS ENDED MARCH 31,       MARCH 31,
                                                     (UNAUDITED)            2001         2000            1999          1998
                                                     -----------            ----         ----            ----          ----

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period                    $1.0000         $1.0000       $1.0000         $1.0000         $1.0000
  Net investment income (1)                                0.0200          0.0622        0.0526          0.0524          0.0399
                                                          -------         -------       -------         -------         -------

  Net increase in net assets resulting
    from operations                                        0.0200          0.0622        0.0526          0.0524          0.0399
                                                          -------         -------       -------         -------         -------

  Dividends to shareholders from net
    investment income                                     (0.0200)        (0.0622)       (0.0526)       (0.0524)        (0.0399)
                                                          -------         -------       -------         -------         -------


  Net asset value, end of period                          $1.0000         $1.0000       $1.0000         $1.0000         $1.0000
                                                          =======         =======       =======         =======


  Total investment return (2)                                2.02%           6.40%         5.39%           5.37%           4.08%
                                                          =======         =======       =======         =======

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)            $2,253,148      $1,963,646      $913,907        $386,201        $121,460
  Ratio of expenses to average net assets (1)                0.20%(3)        0.20%         0.20%           0.20%           0.13%(3)
  Ratio of net investment income to
    average net assets (1)                                   4.00%(3)        6.15%         5.36%           5.24%           5.58%(3)
  Increase/(decrease) reflected in above expense
    and net investment income ratios due to
    waivers and related reimbursements                       0.11%(3)        0.13%         0.17%           0.25%           0.52%(3)

*    Commencement of investment operations.
(1)  Reflects waivers and related reimbursments.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the the last day of each period reported and includes reinvestment of dividends. Total investment return is not annualized.
(3)  Annualized.


The accompanying notes are an integral part of the financial statements.

                 T H E   B E A R   S T E A R N S   F U N D S
                          PRIME MONEY MARKET PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of twelve separate portfolios: seven diversified portfolios, Large Cap Value Portfolio, Small Cap Value Portfolio, Income Portfolio, International Equity Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and Prime Money Market Portfolio (the "Portfolio"), and five non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio, S&P STARS Opportunities Portfolio, Focus List Portfolio and Emerging Markets Debt Portfolio. On October 1, 2001, S&P STARS Opportunities Portfolio commenced operations. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As of the date hereof, the Portfolio offers one class of shares, which has been designated as Class Y shares.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one Class Y share to Bear, Stearns & Co. Inc. ("Bear Stearns" or the "Distributor"). Costs of $56,500, which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Portfolio.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS -- The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 2001, the Portfolio had gross capital loss carryforwards of $35,863, of which $34,543 expires in 2007, $1,279 expires in 2008 and $41 expires in 2009, available as a reduction, to the extent provided in regulations, of any future net capital gains realized. To the extent that the loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

REPURCHASE AGREEMENTS -- The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended September 30, 2001, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., served as investment adviser pursuant to an advisory agreement with the Portfolio. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

For the six months ended September 30, 2001, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.05% of the Portfolio's average daily net assets.

Under the terms of an Administrative Services Agreement with the Portfolio, PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect majority-owned subsidiary of The PNC Financial Services Group, provides certain fund accounting and administrative services to the Portfolio. For providing these services, PFPC is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.075% of the Portfolio's average daily net assets up to $150 million, 0.04% of the next $150 million, 0.02% of the next $300 million and 0.0125% of net assets above $600 million.

For the six months ended September 30, 2001, the Adviser has undertaken to limit the Portfolio's operating expenses to a maximum annual level of no more than 0.20% of its average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended September 30, 2001, the Adviser waived advisory fees of $964,698 in order to maintain the expense limitation.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of BSAM, BSFM and Bear Stearns, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers Class Y shares. There is no sales charge or contingent deferred sales charge on Class Y shares, which are offered primarily to institutional investors.

At September 30, 2001, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns and its affiliates owned 336,117,956 of Class Y shares or approximately 15% of the shares outstanding.

COLLATERAL FOR REPURCHASE AGREEMENT

Listed below is the collateral associated with the repurchase agreement with ABN-AMRO Inc. outstanding at September 30, 2001:

                          PRINCIPAL                                                                 ACCRUED
ISSUER                     AMOUNT           MATURITY DATES       INTEREST RATES    MARKET VALUE     INTEREST       TOTAL VALUE
------                     ------           --------------       --------------    ------------     --------       -----------
Fannie Mae              $105,604,000      01/15/02 - 02/15/08     0.00 - 6.63%    $108,473,640    $  994,630      $109,468,270
Federal Home Loan Bank    49,850,000      12/21/01 - 08/27/09     0.00 - 6.25       50,306,478       193,382        50,499,860
Freddie Mac               55,544,000      07/15/03 - 03/15/10     0.00 - 7.00       58,563,291       769,567        59,332,858
                                                                                  ------------    ----------      ------------
                                                                                  $217,343,409    $1,957,579      $219,300,988
                                                                                  ============    ==========      ============


Listed below is the collateral associated with the repurchase agreement with Barclays Capital Inc. outstanding at September 30, 2001:


                           PRINCIPAL                                                              ACCRUED
ISSUER                      AMOUNT           MATURITY DATES     INTEREST RATE(S)  MARKET VALUE    INTEREST        TOTAL VALUE
------                      ------           --------------     ----------------  ------------    --------        -----------
Fannie Mae               $39,913,000      11/21/01 - 05/03/02            0.00%   $  39,536,006        --         $  39,536,006
Federal Home Loan Bank    89,101,000      06/15/03 - 05/13/11     4.50 - 6.00       92,639,540    $1,465,792        94,105,332
Freddie Mac               41,000,000      10/11/01 - 02/21/03     0.00 - 5.28       41,188,820       109,044        41,297,864
                                                                                  ------------    ----------      ------------
                                                                                  $173,364,366    $1,574,836      $174,939,202
                                                                                  ============    ==========      ============


Listed below is the collateral associated with the repurchase agreement with Lehman Brothers Inc. outstanding at September 30, 2001:

                         PRINCIPAL                                                                  ACCRUED
ISSUER                    AMOUNT            MATURITY DATES      INTEREST RATES    MARKET VALUE      INTEREST      TOTAL VALUE
------                    ------            --------------      --------------    ------------      --------      -----------
Pass-through pools      $121,507,279      11/15/26 - 09/15/31     7.00 - 7.50%    $112,960,267      $582,100      $113,542,367
                                                                                  ============      ========      ============

CREDIT FACILITY

The Fund has entered into a demand promissory note agreement with JP Morgan Chase Bank (the "Bank") to provide an uncommitted credit facility to the Fund (on behalf of the Portfolio). The credit facility bears interest at the greater of (i) the rate otherwise in effect for such loan plus 2%, or (ii) that rate of interest from time to time announced by the Bank at its principal office as its prime commercial lending rate plus 2%, with such interest to be payable on demand and upon payment in full of such principal. The Portfolio, as a fundamental policy, is permitted to borrow in an amount up to 33 1/3% of the value of the Portfolio's assets. However, the Portfolio intends to borrow money only for temporary or emergency (not leveraging) purposes and only in amounts not to exceed 15% of its net assets.

Loans are payable on demand or upon termination of this credit facility or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan is advanced. The Portfolio had no amounts outstanding under the line of credit facility either during the period or at September 30, 2001.

  The
Bear Stearns
  Funds

383 Madison Avenue
New York, NY 10179
1.800.766.4111

Michael Minikes                    Chairman of the Board and Trustee
Doni L. Fordyce                    President and Trustee
Peter M. Bren                      Trustee
John S. Levy                       Trustee
Robert E. Richardson               Trustee
Barry Sommers                      Executive Vice President
Stephen A. Bornstein               Vice President and Secretary
Frank J. Maresca                   Vice President and Treasurer
Vincent L. Pereira                 Assistant Treasurer

INVESTMENT ADVISER                 DISTRIBUTOR
Bear Stearns Asset                 Bear, Stearns & Co. Inc.
Management Inc.                    383 Madison Avenue
383 Madison Avenue                 New York, NY 10179
New York, NY 10179
                                   TRANSFER AND DIVIDENT
ADMINISTRATOR                      DISBURSEMENT AGENT
Bear Stearns Funds                 PFPC Inc.
Management Inc.                    Bellevue Corporate Center
575 Lexington Avenue               400 Bellevue Parkway
New York, NY 10022                 Wilmington, DE 19808

CUSTODIAN                          INDEPENDENT AUDITORS
Custodial Trust Company            Deloitte & Touche LLP
101 Carnegie Center                Two World Financial Center
Princeton, NJ 08540                New York, NY 10281

COUNSEL
Kramer Levin
Naftalis & Frankel LLP
919 Third Avenue
New York NY 10022



The financial information included herein is taken from the records of the Portfolio without examination by independent auditors who do not express an opinion thereof.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance.

Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                                                                    BSF-R-017-09